Columbia Acorn Trust (the “Registrant”)

1933 Act Registration No. 2-34223

1940 Act Registration No. 811-1829

February 9, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Request for Acceleration of Effective Date

Dear Ms. Rowland:

In accordance with Rule 461(a) under the 1933 Act, the Registrant and Columbia Management Investment Distributors, Inc., the Registrant’s principal underwriter, respectfully request acceleration of the Registrant’s registration statement on Form N-14 that was filed on February 3, 2023 (File No. 333-269553) (the “Registration Statement”) relating to the issuance of shares of the Registrant in connection with the reorganization (the “Reorganization”) of Columbia Acorn USA into Columbia Acorn Fund, each a series of the Registrant.

As you know, the Registrant originally filed a registration statement on Form N-14 relating to the Reorganization on December 20, 2022 (File No. 333-268903) (the “December N-14”). The pre-effective amendment to the Registration Statement that is electronically transmitted herewith is being filed in order to (i) respond to the staff’s comments regarding the Registration Statement that was filed in response to the staff’s comments on the December N-14 and (ii) incorporate supplements to the current prospectuses and statements of additional information for Columbia Acorn USA and Columbia Acorn Fund that the Registrant filed on February 9, 2023.

Acceleration is being requested so that the effective date of the Registration Statement will be February 10, 2023, or as soon thereafter as possible.

If you have any questions or comments regarding the Registration Statement, please call counsel to the Registrant, Mary C. Moynihan, at (202) 654-6254.

COLUMBIA ACORN TRUST		COLUMBIA MANAGEMENT INVESTMENT DISTRIBUTORS, INC.

/s/ Stephen Kusmierczak		/s/ Ryan C. Larrenaga

Name:	Stephen Kusmierczak	Name:	Ryan C. Larrenaga

Title:	Co-President	Title:	Vice President